Loans and Allowance for Loan Losses (FY) (Details 5) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	$ 1,538	$ 1,764	$ 1,415
Total Past Due and Nonaccrual	6,773	5,269	4,168
Current Loans	1,536,004	1,285,195	782,015
Total loans	1,575,435	1,323,258	813,376
Purchased Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	32,658	32,794	27,193
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	6	128	0
Total Past Due and Nonaccrual	2,716	1,373	395
Current Loans	724,674	623,712	399,870
Total loans	745,864	642,988	415,208
Commercial Real Estate [Member] | Purchased Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	18,474	17,903	14,943
Consumer Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	463	991	386
Total Past Due and Nonaccrual	1,240	1,987	1,780
Current Loans	347,649	284,020	177,018
Total loans	355,876	293,457	187,802
Consumer Real Estate [Member] | Purchased Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	6,987	7,450	9,004
Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	547	547	865
Total Past Due and Nonaccrual	1,288	938	1,555
Current Loans	172,453	129,351	114,636
Total loans	179,431	135,409	117,869
Construction and Land Development [Member] | Purchased Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	5,690	5,120	1,678
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	430	85	164
Total Past Due and Nonaccrual	1,190	502	421
Current Loans	277,760	236,727	83,033
Total loans	279,771	238,087	85,022
Commercial and Industrial [Member] | Purchased Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	821	858	1,568
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	92	13	0
Total Past Due and Nonaccrual	339	469	17
Current Loans	13,468	11,385	7,458
Total loans	14,493	13,317	7,475
Consumer and Other [Member] | Purchased Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	686	1,463	0
30 to 89 Days Past Due and Accruing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded investment, past due	4,568	1,996	2,054
30 to 89 Days Past Due and Accruing [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded investment, past due	2,628	517	395
30 to 89 Days Past Due and Accruing [Member] | Consumer Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded investment, past due	701	963	695
30 to 89 Days Past Due and Accruing [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded investment, past due	403	65	690
30 to 89 Days Past Due and Accruing [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded investment, past due	647	286	257
30 to 89 Days Past Due and Accruing [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded investment, past due	189	165	17
Past Due 90 Days or More and Accruing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded investment, past due	667	1,509	699
Past Due 90 Days or More and Accruing [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded investment, past due	82	728	0
Past Due 90 Days or More and Accruing [Member] | Consumer Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded investment, past due	76	33	699
Past Due 90 Days or More and Accruing [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded investment, past due	338	326	0
Past Due 90 Days or More and Accruing [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded investment, past due	113	131	0
Past Due 90 Days or More and Accruing [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded investment, past due	$ 58	$ 291	$ 0